ORGANIZATION AND CAPITAL MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2024
Management Commentary Explanatory [Abstract]
Summary of the Corporation's Capital [Table]
As at June 30, 2024, the Corporation’s capital totaled $60.4 billion (December 31, 2023 – $58.2 billion), and is computed as follows:

AS AT JUN. 30, 2024 AND DEC. 31, 2023 (MILLIONS)	2024	2023
Cash and cash equivalents	$112	$134
Other financial assets	4,408	4,004
Common equity in investments	55,649	53,523
Other assets and liabilities of the Corporation	219	506
Corporation’s Capital	$60,388	$58,167
Corporation’s Capital is comprised of the following:
Common equity	$41,232	$41,674
Preferred equity	4,103	4,103
Non-controlling interest	230	230
Corporate borrowings	14,823	12,160
	$60,388	$58,167

Reconciliation of the Corporation's Capital [Table]
A reconciliation of the Corporation’s capital to the company’s consolidated balance sheet as at June 30, 2024 is as follows:

AS AT JUN. 30, 2024 (MILLIONS)	The Corporation	Investments	Elimination[1]	Total Consolidated
Cash and cash equivalents	$112	$11,137	$—	$11,249
Other financial assets	4,408	26,206	—	30,614
Accounts receivable and other[1]	1,404	28,538	(977)	28,965
Inventory	—	11,841	—	11,841
Assets classified as held for sale	—	4,129	—	4,129
Equity accounted investments	2,407	59,878	—	62,285
Investment properties	18	127,217	—	127,235
Property, plant and equipment	131	145,997	—	146,128
Intangible assets	83	37,089	—	37,172
Goodwill	—	34,270	—	34,270
Deferred income tax assets	374	3,052	—	3,426
Accounts payable and other[1]	(3,769)	(54,463)	977	(57,255)
Liabilities associated with assets classified as held for sale	—	(538)	—	(538)
Deferred income tax liabilities	(427)	(23,993)	—	(24,420)
Subsidiary equity obligations	(2)	(5,019)	—	(5,021)
Total	4,739	405,341	—	410,080
Common equity in investments[2]	55,649	—	(55,649)	—
Corporation’s Capital	60,388	405,341	(55,649)	410,080
Less:
Corporate borrowings	14,823	—	—	14,823
Non-recourse borrowings of managed entities	—	227,693	—	227,693
Amounts attributable to preferred equity	4,103	—	—	4,103
Amounts attributable to non-controlling interests	230	121,999	—	122,229
Common equity	$41,232	$55,649	$(55,649)	$41,232
1.Contains the gross up of intercompany balances, including accounts receivable and other, and accounts payable and other of $977 million and $977 million, respectively, between entities within the Corporation and its investments.
2.Represents the carrying value of the Corporation’s investments.
A reconciliation of the Corporation’s capital to the company’s consolidated balance sheet as at December 31, 2023 is as follows:

AS AT DEC. 31, 2023 (MILLIONS)	The Corporation	Investments	Elimination[1]	Total Consolidated
Cash and cash equivalents	$134	$11,088	$—	$11,222
Other financial assets	4,004	24,320	—	28,324
Accounts receivable and other[1]	1,191	27,836	(515)	28,512
Inventory	—	11,412	—	11,412
Assets classified as held for sale	—	2,489	—	2,489
Equity accounted investments	2,081	57,043	—	59,124
Investment properties	21	124,131	—	124,152
Property, plant and equipment	144	147,473	—	147,617
Intangible assets	84	38,910	—	38,994
Goodwill	—	34,911	—	34,911
Deferred income tax assets	489	2,849	—	3,338
Accounts payable and other[1]	(3,383)	(56,025)	515	(58,893)
Liabilities associated with assets classified as held for sale	—	(118)	—	(118)
Deferred income tax liabilities	(117)	(24,870)	—	(24,987)
Subsidiary equity obligations	(4)	(4,141)	—	(4,145)
Total	4,644	397,308	—	401,952
Common equity in investments[2]	53,523	—	(53,523)	—
Corporation’s Capital	58,167	397,308	(53,523)	401,952
Less:
Corporate borrowings	12,160	—	—	12,160
Non-recourse borrowings of managed entities	—	221,550	—	221,550
Amounts attributable to preferred equity	4,103	—	—	4,103
Amounts attributable to non-controlling interests	230	122,235	—	122,465
Common equity	$41,674	$53,523	$(53,523)	$41,674
1.Contains the gross up of intercompany balances, including accounts receivable and other, and accounts payable and other of $515 million and $515 million, respectively, between entities within the Corporation and its investments.
2.Represents the carrying value of the Corporation’s investments